Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084
Kayne Anderson Renewable Infrastructure Fund
(the “Fund”)

Retail Class
(Trading Symbol: KARRX)
Class I
(Trading Symbol: KARIX)

A Series of Series Portfolios Trust

December 29, 2023

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated April 30, 2023

This supplement makes the following amendments to disclosures in the Fund’s Summary Prospectus, Prospectus and SAI dated

Effective December 31, 2023, Mr. J.C. Frey and Mr. Preston Fielding are no longer portfolio managers of the Fund. Accordingly, all references to Mr. Frey and Mr. Fielding as Portfolio Managers in the Fund’s Prospectus, Summary Prospectus and SAI are hereby removed.

Effective January 2, 2024, James (“Jim”) Baker and Harrison Little have been added as a co-portfolio managers to the Fund. Justin Campeau will continue to serve as a co-portfolio manager to the Fund, and will share portfolio management duties with Mr. Baker and Mr. Little.

The following disclosures are hereby revised to reflect the addition of Mr. Baker and Mr. Little as portfolio managers:

Summary Prospectus

The disclosure in the section “Management - Portfolio Managers” in the Fund’s Summary Prospectus and summary section of the Prospectus is hereby revised to reflect the following:

Portfolio Managers
Justin Campeau, Jim Baker and Harrison Little are the portfolio managers jointly responsible for the day-to-day management of the Fund. Mr. Campeau has managed the Fund since its inception date of July 2020. Mr. Baker and Mr. Little have each managed the Fund since January 2024.

Prospectus

The following biographical information for Mr. Baker and Mr. Little is hereby added under “Management of the Fund - Portfolio Managers” in the Prospectus:

Portfolio Managers
Justin Campeau, Jim Baker and Harrison Little are the portfolio managers jointly responsible for the day-to-day management of the Fund.

Jim Baker is a portfolio manager and a Managing Partner and Co-Head of Kayne’s Energy Infrastructure business. He also serves on the Board of Directors and is President and Chief Executive Officer of Kayne Anderson Energy Infrastructure Fund, Inc. (NYSE: KYN). Prior to joining Kayne Anderson in 2004, Mr. Baker was a director in the energy investment banking group at UBS Securities LLC. At UBS, he focused on securities underwriting and mergers and acquisitions in the energy industry. He earned a B.B.A. in Finance from the University of Texas at Austin in 1995 and an M.B.A. in Finance from Southern Methodist University in 1997.

Harrison Little is a portfolio manager and Head of Research and Deputy Co-Head of Kayne’s Energy Infrastructure business. Mr. Little, who previously worked at Kayne from 2012 to 2015, has extensive public markets experience in both traditional and renewable energy. He most recently served as a partner and the director of research at Decade Renewable Partners (“Decade”), a sector-specialist hedge fund focused on the energy transition that he co-founded in 2021. Prior to co-founding Decade, he spent four years at Citadel, investing across the energy industry. He earned a bachelor’s degree in Business from the University of Texas at Austin and an M.B.A. from the University of Chicago.

SAI

The disclosure under “The Fund’s Investment Adviser - Portfolio Managers” is hereby revised to reflect the addition of Mr. Baker and Mr. Little as a co-portfolio managers to the Fund:

Portfolio Managers
Justin Campeau, Jim Baker and Harrison Little serve as Portfolio Managers for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. Information regarding other accounts managed by the portfolio managers as of December 31, 2022, is set forth below:

James (“Jim”) Baker(1)

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$2,399.43	0	$0
Other Pooled Investment Vehicles	4	$522.60	3	$411.35
Other Accounts	5	$252.29	2	$92.73

(1) Assets and amounts for Mr. Baker are as of November 30, 2023.

Harrison Little(1)

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1) Assets and amounts for Mr. Little are as of November 30, 2023.

In addition, the section “The Fund’s Investment Adviser - Ownership of Shares” is hereby revised to include the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers as of December 31, 2022.

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned

Justin Campeau	$100,001- $500,000

Jim Baker(1)	$100,001- $500,000

Harrison Little(1)	None
(1) As of December 28, 2023.

* * * * * * *

Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information

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